CONTRACTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
CONTRACTS RECEIVABLE, NET
NOTE 4 - CONTRACTS RECEIVABLE, NET

Contracts receivable consists of the following:

	December 31, 2020	December 31, 2019
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$3,730,203	$2,450,312
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	600,134	-
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	245,761	95,735
Financing component associated with FMP contract receivable (1)	135,465	164,992
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	4,711,563	2,711,039
Less: current portion of contract receivable	4,448,946	1,639,213
Contracts receivable, non-current	$262,617	$1,071,826

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(1) In 2017, the Company entered into a contract with FMP to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school. These projects have been fully completed in November 2018 with satisfactory inspection and acceptance by FMP in December 2018.

Total contract price under the 2017 FMP “smart campus” project was RMB16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB 5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee during the period of 2019 to 2021.

Based on the initial contract payment schedule, RMB16.68 million earned project fee shall be paid in three equal installments of RMB 5,561,180 (approximately $798,103) before December 20 of each year from 2019 to 2021. RMB 5.05 million Post-contract maintenance and technical support fee will also be paid in four installments in 2018 to 2021 when services are rendered. Subsequent to year end, RMB10.2 million (approximately $1.6 million) was collected in March 2021. The Company and FMP revised the payment term of the remaining balance. Accordingly, the balance of RMB 2.6 million (approximately $0.4 million) was expected to be collected on or prior to June 30, 2021 and the remaining RMB 3.0 million (approximately $0.46 million) was expected to be collected on the original due date of December 20, 2021.

As of December 31, 2020, total outstanding contract receivable from FMP 2017 contract amounted to $2,420,188, including the following:

2017 FMP Contract	Amount as of December 31, 2020	Contracted payment due date
Contract receivable	$2,011,090
Maintenance fees	409,098
Total	2,420,188
Less: current portion of contract receivable	2,420,188	By December 31, 2021
Non-current portion	$-

As of December 31, 2020, current portion of contract receivable associated with FMP 2017 contract amounted to $2,420,188, including receivable of $2,215,639 for services completed before December 31, 2019 and receivable of $204,549 for services completed during  2020. As of the filing date of these financial statements,  $1,567,900 contract receivable associated with FMP 2017 contract has been collected . For the remaining $0.85 million contract receivable, approximately $0.4 million will be collected by June 2021 pursuant to the revised payment plan with FMP, and approximately $0.45 million was not past due and will be collected by December 20, 2021.

In addition to the 2017 FMP contract, in 2019, the Company entered into a new “smart campus” related contract with FMP to help FMP to create an information engineering laboratory training center and an experiment-based simulation center for its hotel management major for total contract price of RMB15.58 million (approximately $2.3 million) plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022.

The contract for the information engineering laboratory training center include two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, IOT training room and digital classrooms with contract price of approximately RMB 7.1 million ($1.01 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million (approximately $0.5 million). Due to COVID-19 outbreak and temporary school closure, the performance of the Phase II contract has been delayed and rescheduled to be completed in 2021. During the year ended December 31, 2020, the Company completed the experiment-based simulation center for FMP’s hotel management major, with satisfactory inspection and acceptance by FMP and recognized RMB4.6 million ($0.7 million) revenue.

As of December 31, 2020, total outstanding contract receivable from FMP 2019 contract amounted to $2,045,614, including the following:

2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,854,580
Maintenance fees	191,034
Total	2,045,614
Less current portion	1,782,997	By December 31, 2021
Non-current portion	$262,617	By December 31, 2022

As of December 31, 2020, contract receivable associated with FMP 2019 contract amounted to $2,045,614, including receivable of $1,088,289 for services completed before December 31, 2019, receivable of $766,289 for services completed during 2020 and maintenance fee of $191,036. For current portion of contract receivable of $1.78 million from FMP, $0.6 million has been collected as of the date of this report, approximately $0.38 million will be collected in June 2021 pursuant to the revised payment plan with FMP and remaining approximately $0.8 million was not past due and will be collected by December 20, 2021.

For the above mentioned 2017 and 2019 FMP contracts, revenue recognized for the years ended December 31, 2020, 2019 and 2018 was as follows:

	For the years ended December 31,
	2020	2019	2018
Revenue from 2017 FMP “smart campus” contract	$-	$-	$1,517,410
2017 FMP contract post-installation maintenance fee revenue	171,035	187,559	153,040
Revenue from 2019 FMP “smart campus” contract	612,359	926,187	-
2019 FMP contract post-installation maintenance fee revenue	159,736	-	-
Total revenue from FMP “smart campus” contracts	$943,130	$1,113,746	$1,670,450

(2) The Company has entered into additional smart campus solution contracts with a number of Chinese universities / colleges, including Capital Normal University, Shougang Technician College, Beijing Institute of Technology, North China Electric Power University, University of Chinese Academy of Sciences, Beijing Advanced Technical School of Arts and Craft and China University of Mining & Technology (Beijing), etc., to provide “smart campus” solution related consulting services to them, such as internet network improvement, digital classroom solutions, and educational management system customization. Most of these new smart campus contracts had been executed, completed, and accepted by these universities / colleges and the Company recognized revenue of $440,190 and $1,118,842 in 2020 and 2019, respectively. Due to school closure and business disruptions because of the COVID-19 outbreak, the progress of some of these projects was delayed and the Company substantially completed these projects during the summer of 2020. As of December 31, 2020, contract receivable from these smart campus projects amounted to $245,761, which has been fully collected as of the date of this report.